Segment Information - Summary of Geographical Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of geographical areas [line items]
Sales revenues	¥ 37,154,298	¥ 31,379,507	¥ 27,214,594
Operating expenses	34,429,273	28,383,811	25,016,845
Operating income	2,725,025	2,995,697	2,197,748
Total assets	74,303,180	67,688,771	62,267,140
Non-current assets	14,553,580	14,158,559	13,048,143
Revenues from external customers [Member]
Disclosure of geographical areas [line items]
Sales revenues	37,154,298	31,379,507	27,214,594
Japan [Member]
Disclosure of geographical areas [line items]
Sales revenues	17,583,196	15,991,436	14,948,931
Operating expenses	15,681,733	14,567,991	13,799,715
Operating income	1,901,463	1,423,445	1,149,217
Total assets	23,241,334	21,502,155	19,674,666
Non-current assets	5,658,859	5,501,046	5,232,862
Japan [Member] | Revenues from external customers [Member]
Disclosure of geographical areas [line items]
Sales revenues	9,122,282	8,214,740	8,587,193
Japan [Member] | Inter-segment revenues and transfers [Member]
Disclosure of geographical areas [line items]
Sales revenues	8,460,914	7,776,696	6,361,739
North America [Member]
Disclosure of geographical areas [line items]
Sales revenues	13,843,901	11,166,479	9,491,803
Operating expenses	13,918,637	10,600,695	9,090,442
Operating income	(74,736)	565,784	401,361
Total assets	26,024,734	23,353,812	20,138,715
Non-current assets	6,255,561	6,251,499	5,705,770
North America [Member] | Revenues from external customers [Member]
Disclosure of geographical areas [line items]
Sales revenues	13,509,027	10,897,946	9,325,950
North America [Member] | Inter-segment revenues and transfers [Member]
Disclosure of geographical areas [line items]
Sales revenues	334,874	268,534	165,853
Europe [Member]
Disclosure of geographical areas [line items]
Sales revenues	4,273,735	3,867,847	3,134,489
Operating expenses	4,216,276	3,704,874	3,026,518
Operating income	57,460	162,973	107,971
Total assets	6,813,474	5,711,271	5,074,409
Non-current assets	1,042,726	891,146	751,245
Europe [Member] | Revenues from external customers [Member]
Disclosure of geographical areas [line items]
Sales revenues	4,097,537	3,692,214	2,968,289
Europe [Member] | Inter-segment revenues and transfers [Member]
Disclosure of geographical areas [line items]
Sales revenues	176,198	175,633	166,200
Asia [Member]
Disclosure of geographical areas [line items]
Sales revenues	8,044,906	6,530,566	5,045,295
Operating expenses	7,330,455	5,858,216	4,609,354
Operating income	714,451	672,350	435,940
Total assets	7,908,520	7,461,812	6,548,343
Non-current assets	1,031,057	977,235	896,542
Asia [Member] | Revenues from external customers [Member]
Disclosure of geographical areas [line items]
Sales revenues	7,076,922	5,778,115	4,555,897
Asia [Member] | Inter-segment revenues and transfers [Member]
Disclosure of geographical areas [line items]
Sales revenues	967,984	752,452	489,398
Other [Member]
Disclosure of geographical areas [line items]
Sales revenues	3,472,193	2,928,183	1,872,895
Operating expenses	3,240,832	2,690,014	1,813,048
Operating income	231,362	238,169	59,847
Total assets	4,726,373	4,309,248	3,469,635
Non-current assets	565,377	537,631	461,723
Other [Member] | Revenues from external customers [Member]
Disclosure of geographical areas [line items]
Sales revenues	3,348,530	2,796,493	1,777,266
Other [Member] | Inter-segment revenues and transfers [Member]
Disclosure of geographical areas [line items]
Sales revenues	123,663	131,690	95,630
Inter-segment Elimination/Unallocated Amount
Disclosure of geographical areas [line items]
Sales revenues	(10,063,633)	(9,105,004)	(7,278,820)
Operating expenses	(9,958,659)	(9,037,980)	(7,322,232)
Operating income	(104,974)	(67,024)	43,413
Total assets	5,588,745	5,350,474	7,361,372
Inter-segment Elimination/Unallocated Amount | Inter-segment revenues and transfers [Member]
Disclosure of geographical areas [line items]
Sales revenues	¥ (10,063,633)	¥ (9,105,004)	¥ (7,278,820)